INCOME TAXES - Narrative (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of income tax deferred assets and liabilities [Line Items]
Effective income tax rate	0.60%	27.80%	19.20%
Deferred tax liability related to property, plant and equipment revaluations	$ 6,331	$ 6,256	$ 5,153
The taxable temporary difference attributable to Brookfield Renewables interest in its subsidiaries	5,099	5,127	5,216
Deferred income tax assets	179	56
Unused tax losses [member]
Disclosure of income tax deferred assets and liabilities [Line Items]
Deferred income tax assets	$ 132	$ 19	$ 0